Label	Element	Value
MFS® Total Return Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000918571_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Total Return Series Initial Class & Service Class Shares
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Total Return Series
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the final paragraph in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity portfolio managers and may also be considered by other portfolio managers.

Risk [Heading]	rr_RiskHeading	Effective immediately, the paragraph entitled "Investment Selection Risk" in the sub-section entitled "Principal Risks" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.